Non-current Assets - Investment Securities at Fair Value Through Profit or Loss - Summary of Changes in Level 3 Instruments (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	$ 226,056,269
Balance at the end of the year	201,956,092
Level 3 | Unlisted Equity Securities
Disclosure of fair value measurement of assets [line items]
Balance at the beginning of the year	16,490,271
Exchange differences	(467,589)
Balance at the end of the year	$ 16,022,682